Schedule of outstanding warrants (Details) - Liability warrants [member]	6 Months Ended
	Feb. 28, 2023 shares $ / shares	Feb. 28, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance | shares	1,329,684	1,452,843
Weighted average exercise price, outstanding, beginning balance | $ / shares	$ 8.53	$ 8.96
Number of warrants, expired | shares	(29,066)
Weighted average exercise price, outstanding, expired | $ / shares	$ 27.00
Number of warrants, outstanding, ending balance | shares	1,300,618	1,452,843
Weighted average exercise price, outstanding, ending balance | $ / shares	$ 8.53	$ 8.96